Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 3,818	$ 2,645	$ 7,669	$ 5,337
Interest cost	6,735	6,446	13,495	12,938
Expected return on plan assets	(3,400)	(3,825)	(6,800)	(7,650)
Amortization of unrealized losses	6,385	4,370	12,777	8,743
Net periodic benefit costs	$ 13,538	$ 9,636	$ 27,141	$ 19,368